CAPITAL STOCK (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Number Common Shares Equivalent	4,475,198	2,895,198
Exercise Price Per Share [Member]
Year Granted	2017	2017
Number Common Shares Equivalent	54,000	54,000
Exercise Price Per Share	$ 2.50	$ 2.50
Exercise Price Per Share [Member] | Minimum [Member]
Consist of Expiration Date	Jun. 22, 2022	Jun. 22, 2022
Exercise Price Per Share [Member] | Maximum [Member]
Consist of Expiration Date	Jun. 30, 2022	Jun. 30, 2022
Exercise Price Per Share One [Member]
Year Granted	2018	2017
Number Common Shares Equivalent	400,000	480,000
Exercise Price Per Share	$ 0.625	$ 2.50
Consist of Expiration Date	Mar. 28, 2021
Exercise Price Per Share One [Member] | Minimum [Member]
Consist of Expiration Date		Sep. 30, 2022
Exercise Price Per Share One [Member] | Maximum [Member]
Consist of Expiration Date		Nov. 30, 2022
Exercise Price Per Share Two [Member]
Year Granted	2018	2018
Number Common Shares Equivalent	30,000	400,000
Exercise Price Per Share	$ 2.50	$ 0.625
Consist of Expiration Date	May 21, 2023	Mar. 28, 2021
Exercise Price Per Share Three [Member]
Year Granted	2018	2018
Number Common Shares Equivalent	831,198	30,000
Exercise Price Per Share	$ 1.25	$ 2.50
Consist of Expiration Date	Sep. 20, 2023	May 21, 2023
Exercise Price Per Share Four [Member]
Year Granted	2018	2018
Number Common Shares Equivalent	620,000	480,000
Exercise Price Per Share	$ 1.25	$ 2.50
Consist of Expiration Date	Sep. 20, 2023	May 21, 2023
Exercise Price Per Share Five [Member]
Year Granted	2018	2018
Number Common Shares Equivalent	620,000	831,198
Exercise Price Per Share	$ 1.25	$ 2.50
Consist of Expiration Date	Feb. 07, 2024	Oct. 04, 2023
Exercise Price Per Share Six [Member]
Year Granted	2019	2018
Number Common Shares Equivalent	1,920,000	620,000
Exercise Price Per Share	$ 2.25	$ 2.50
Consist of Expiration Date	May 08, 2024	Oct. 04, 2023